Tax situation - Summary of assessments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	$ 252,412
Tax Assessments, penalties and interest expenses	468,400
Total	720,812
Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	8,684
Tax Assessments, penalties and interest expenses	39,402
Total	48,086
Year 2006 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	10,998
Tax Assessments, penalties and interest expenses	51,565
Total	62,563
Year 2007 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	11,579
Tax Assessments, penalties and interest expenses	22,102
Total	33,681
Year 2008 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	16,907
Tax Assessments, penalties and interest expenses	16,923
Total	33,830
Year 2009 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	56,000
Tax Assessments, penalties and interest expenses	51,604
Total	107,604
Year 2010 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	53,573
Tax Assessments, penalties and interest expenses	121,952
Total	175,525
Year 2011 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	40,593
Tax Assessments, penalties and interest expenses	65,366
Total	105,959
Year 2012 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	869
Tax Assessments, penalties and interest expenses	6,718
Total	7,587
Year 2013 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	48,063
Tax Assessments, penalties and interest expenses	65,014
Total	113,077
Year 2014 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	181
Tax Assessments, penalties and interest expenses	3,208
Total	3,389
Year 2015 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	763
Tax Assessments, penalties and interest expenses	21,894
Total	22,657
Year 2016 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	4,202
Tax Assessments, penalties and interest expenses	2,652
Total	$ 6,854
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		$ 252,412
Tax Assessments, penalties and interest expenses		468,400
Total		720,812
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		8,684
Tax Assessments, penalties and interest expenses		39,402
Total		48,086
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2006 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		10,998
Tax Assessments, penalties and interest expenses		51,565
Total		62,563
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2007 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		11,579
Tax Assessments, penalties and interest expenses		22,102
Total		33,681
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2008 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		16,907
Tax Assessments, penalties and interest expenses		16,923
Total		33,830
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2009 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		56,000
Tax Assessments, penalties and interest expenses		51,604
Total		107,604
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2010 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		53,573
Tax Assessments, penalties and interest expenses		121,952
Total		175,525
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2011 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		40,593
Tax Assessments, penalties and interest expenses		65,366
Total		105,959
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2012 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		869
Tax Assessments, penalties and interest expenses		6,718
Total		7,587
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2013 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		48,063
Tax Assessments, penalties and interest expenses		65,014
Total		113,077
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2014 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		181
Tax Assessments, penalties and interest expenses		3,208
Total		3,389
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2015 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		763
Tax Assessments, penalties and interest expenses		21,894
Total		22,657
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2016 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses		4,202
Tax Assessments, penalties and interest expenses		2,652
Total		$ 6,854